AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON September 17, 2026

1933 Act Registration File No.: 333-272579

1940 Act File No.: 811-23883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 24	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 26	☑

THE 2023 ETF SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, WI 53204	W. John McGuire, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [ ] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☑	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 24 to the Registration Statement of The 2023 ETF Series Trust (the “Trust”) is being filed to add two new series, Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to the Trust.

SUBJECT TO COMPLETION

Dated September 17, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

[LOGO]

Causeway Emerging Markets Equity ETF (CWEM)
Causeway International Equity ETF (CWIE)

Each listed on [   ]

PROSPECTUS

[   ], 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Causeway Emerging Markets Equity ETF – FUND SUMMARY

Investment Objective

Causeway Emerging Markets Equity ETF (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the Fund’s investment advisory agreement, in exchange for a single unitary management fee, the Fund’s investment adviser, Tidal Investments LLC, a Tidal Financial Group company, (“Tidal” or the “Adviser”) has agreed to pay all expenses incurred by the Fund, except for its advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies located in emerging market countries (defined below). Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies in emerging markets and other investments that provide economic exposure to emerging markets. For purposes of this policy, an investment provides economic exposure to emerging markets if its value is primarily attributable to one or more emerging markets or companies located in emerging markets. Generally these investments include common stock, preferred and preference stock, depositary receipts, participation notes, warrants or structured notes, and exchange-traded funds that invest in emerging markets.

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The Fund’s sub-adviser, Causeway Capital Management LLC (the “Sub-Adviser”), determines whether a country is an emerging market by considering classifications by recognized global index providers or international financial institutions, as well as other relevant economic and market characteristics. The Fund invests in companies in ten or more emerging markets. In managing the Fund’s country allocations, the Sub-Adviser generally references the Fund’s broad-based emerging markets benchmark (the “Benchmark”).

The Sub-Adviser uses a quantitative investment approach to purchase and sell investments for the Fund. To select securities, the Sub-Adviser’s proprietary computer model analyzes “stock-specific” factors relating to valuation, growth, technical indicators, competitive strength, and corporate events; and “top-down” factors relating to macroeconomics, currency, and country-sector aggregate. Currently, the growth and valuation factor categories receive the highest overall weight in the model and stock-specific factors comprise approximately 75% of the score for a company. For each stock, the relative weight assigned to each stock-specific factor differs depending on its classification (for example, value, growth, momentum, capitalization or other classifications). The relative weights of these stock-specific factors are sometimes referred to as “contextual weights.” Factors and their weightings may change over time as the model is revised and updated, or if the classification of a stock changes. In addition to its quantitative research, the Sub-Adviser’s fundamental research analysts review certain of the quantitative outputs to attempt to identify and address special issues, such as upcoming mergers and acquisitions or management changes, that may not be captured by the quantitative model.

The Fund may invest in companies of any market capitalization, including small- and mid-capitalization companies. The Sub-Adviser determines whether a company is a small- or mid-capitalization company by considering the market-capitalization classifications and ranges used by recognized global index providers, which may change over time.

In addition, at the discretion of the Sub-Adviser, the Fund may invest up to 10% of its total assets in companies located in less-developed emerging markets that are not represented in the Benchmark, including countries classified as frontier markets by recognized global index providers and countries with similar economic and market characteristics. In determining a company’s country, the Sub-Adviser may consider the principal market on which its securities trade; where the company is registered, organized or incorporated; the location of its headquarters; classifications by recognized global index providers; where it derives at least 50% of its revenues or profits; and where at least 50% of its assets are located. The Fund may invest in a broad range of industries, and will generally hold between 220 and 300 investments. The Fund may invest in equity securities of companies located in or economically tied to China, including China A-shares. The Fund may obtain exposure to China A-shares directly through programs that permit foreign investment in China’s securities markets, such as the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs, or indirectly through depositary receipts, participation notes, warrants, structured notes or ETFs. The Fund also may invest in securities of Chinese companies that use variable interest entity structures.

The Fund may also use futures contracts, including futures based on emerging markets indices, to obtain exposures to emerging markets for efficient cash management.

The Fund’s investments in different types of securities or financial instruments may vary significantly based on then-current or anticipated market conditions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

An investment in the Fund entails risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

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●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.
●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

Foreign Securities Risk. Investments in non-US securities involve risks that may not be present with investments in US securities. For example, investments in non-US securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-US issuer than a US issuer. Non-US issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than US issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-US securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

●

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in US securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in US markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares to decline in value.

●     China Risk. Investments in securities of Chinese issuers involve risks associated with the considerable influence exercised by the Chinese government over China’s economy and securities markets. The Chinese government may intervene in or restrict the operations of Chinese companies and may impose capital controls, trading restrictions, sanctions, tariffs or limitations on foreign ownership or investment. Chinese issuers may be subject to less stringent accounting, auditing, financial reporting and investor-protection requirements, and information concerning such issuers may be less reliable or complete. Investments in China A-shares through Stock Connect are subject to trading, settlement, custody, quota, regulatory and operational risks, including the possibility that trading through Stock Connect may be suspended or restricted. Investments in Chinese companies that use variable interest entity (“VIE”) structures provide exposure to the underlying China-based operating company through contractual arrangements rather than direct equity ownership. These contractual arrangements may not be as effective as direct ownership, may be difficult or impossible to enforce under Chinese law and could be adversely affected by actions of Chinese governmental authorities. Geopolitical tensions and restrictions imposed by the United States or other governments also may adversely affect Chinese issuers and could result in the Fund being unable to purchase or being required to sell an investment at an unfavorable time or price.

●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities.

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●	Depositary Receipts Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on US exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-US currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-US currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in other ETFs (Underlying ETFs). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described below.

Quantitative Analysis Risk. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Sub-Adviser will use quantitative techniques to generate investment decisions, and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Sub-Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Derivatives Risk. Derivatives are financial instruments that derive value from underlying reference assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including market risk, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, counterparty risk, liquidity risk, valuation risk and regulatory risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investing directly in securities. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying reference assets and the derivatives, which may reduce the effectiveness of the Fund’s investment strategy. Because derivatives often require only a limited initial investment, the use of derivatives may create economic leverage and expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses, which may be unlimited, caused by unanticipated market movements; (v) an obligation to make daily margin payments, which may require the Fund to maintain sufficient cash or sell portfolio securities at unfavorable times or prices; and (vi) unfavorable execution prices from closing a futures position quickly.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the US of tariffs on goods imported from foreign countries and reciprocal tariffs levied on US goods by those countries also may lead to volatility and instability in domestic and foreign markets.

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ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
○	Trading. Although Shares are listed for trading on a national securities exchange, such as [exchange] (the “Exchange”), and may be traded on US exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore may experience slower growth during periods of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

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●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Participation and Structured Notes Risk. Participation notes and structured notes are subject to the risks associated with their underlying securities, markets or other reference assets. They also expose the Fund to the credit risk of the issuing bank or broker-dealer. These notes generally are unsecured obligations of the issuer, and the Fund may have no direct rights in the referenced assets. Their returns may differ from the performance of the referenced assets because of their terms, transaction costs and other expenses. Certain notes may be volatile, difficult to value or sell, and may result in the loss of some or all of the Fund’s investment.

Warrants Risk. Warrants may be more volatile than the underlying securities and may increase the Fund’s potential gains or losses. Warrants generally do not provide dividend, voting or other ownership rights in the underlying issuer, and their values may not move in the same manner as the underlying securities. A warrant may lose all of its value if it is not exercised before its expiration date.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at [ website ].

Management

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Investment Sub-Adviser

Causeway Capital Management LLC serves as investment sub-adviser to the Fund.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Sub-Adviser

Joe Gubler, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

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Arjun Jayaraman, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

MacDuff Kuhnert, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Ryan Myers, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of US cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [website ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or some combination thereof), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Causeway International Equity ETF – FUND SUMMARY

Investment Objective

Causeway International Equity ETF (the “Fund”) seeks long-term growth of capital and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1)	Under the Fund’s investment advisory agreement, in exchange for a single unitary management fee, the Fund’s investment adviser, Tidal Investments LLC, a Tidal Financial Group company, (“Tidal” or the “Adviser”) has agreed to pay all expenses incurred by the Fund, except for its advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in common stocks of companies in developed countries outside the United States. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies located outside the United States. The Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.

The Fund’s sub-adviser, Causeway Capital Management LLC (the “Sub-Adviser”), invests primarily in large-capitalization companies and may also invest in mid-capitalization companies. The Sub-Adviser considers a company to be a large- or mid-capitalization company if its market capitalization falls within the applicable capitalization range of companies included in the Fund’s broad-based international equity benchmark. The Sub-Adviser generally invests in companies with market capitalizations greater than $10 billion at the time of initial investment. The Fund may continue to hold or make subsequent investments in a company whose market capitalization has fallen below $10 billion after the Fund’s initial investment. The Fund may invest up to 20% of its total assets in companies located in emerging markets. In determining whether a country is an emerging market, the Sub-Adviser may consider classifications by recognized global index providers or international financial institutions, as well as other relevant economic and market characteristics.

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The Sub-Adviser determines a company’s country by considering one or more factors, including the principal market on which its securities trade; where the company is registered, organized or incorporated; the location of its headquarters; classifications by recognized global index providers; where it derives at least 50% of its revenues or profits; and where at least 50% of its assets are located. These criteria are intended to identify companies that are economically tied to, and subject to the risks associated with investing in, countries outside the United States.

In selecting investments for the Fund, the Sub-Adviser follows a value investment style that combines fundamental research with quantitative analysis. The Sub-Adviser begins with a universe of publicly listed companies in developed and emerging markets outside the United States and applies market capitalization and liquidity thresholds to narrow the investment universe to approximately 1,000 equity securities. The Sub-Adviser then uses quantitative valuation screens to further narrow the universe of potential investments.

The Sub-Adviser conducts fundamental research on potential investments, which generally includes company-specific research, company visits, and interviews with suppliers, customers, competitors, industry analysts, and experts. The Sub-Adviser also uses a proprietary quantitative risk model to adjust its return forecasts based on its risk assessments. This process results in risk-adjusted return forecasts for a group of potential investments that it follows closely.

The Sub-Adviser’s value investment style means that it seeks to identify companies whose securities it believes are trading below their intrinsic value. A company may be undervalued in the Sub-Adviser’s view for a variety of reasons, including because the company is in an industry that is temporarily out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. In evaluating securities for purchase or sale, the Sub-Adviser considers whether a company exhibits the following value characteristics:

• Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

• High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

• Low price-to-book value ratio (stock price divided by book value per share) relative to the market

• Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

• Financial strength

The Sub-Adviser generally places the greatest emphasis on price-to-earnings ratio and yield.

The Fund is not required to invest a minimum percentage of its assets, or limited to investing a maximum percentage of its assets, in companies located in any particular country, subject to the Fund’s overall investment strategy and the 20% limitation on investments in emerging markets described above.

The Fund may use futures contracts, including futures based on developed-market indices, to obtain exposure to developed markets and for efficient cash management. The Fund’s allocations among different types of securities and financial instruments may vary significantly based on current or anticipated market conditions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

An investment in the Fund entails risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

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Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

Dividend-Paying Securities Risk. There is no guarantee that an issuer will pay, continue to pay or increase dividends. An issuer may reduce or eliminate its dividend payments at any time, which may negatively affect the value of its securities and the Fund’s performance. Securities that pay dividends may underperform securities that do not pay dividends or the market as a whole.

Value Investment Style Risk. The Fund’s value investment style may underperform other investment styles or the equity markets generally. Value stocks, including those selected by the Sub-Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may decline.

Foreign Securities Risk. Investments in securities or other instruments of non-US issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of US companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-US securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-US issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

●

Developed Markets Risk. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

●	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in US securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in US markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares to decline in value.

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-US currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-US currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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●	Depositary Receipts Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on US exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Derivatives Risk. Derivatives are financial instruments that derive value from underlying reference assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including market risk, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, counterparty risk, liquidity risk, valuation risk and regulatory risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investing directly in securities. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying reference assets and the derivatives, which may reduce the effectiveness of the Fund’s investment strategy. Because derivatives often require only a limited initial investment, the use of derivatives may create economic leverage and expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses, which may be unlimited, caused by unanticipated market movements; (v) an obligation to make daily margin payments, which may require the Fund to maintain sufficient cash or sell portfolio securities at unfavorable times or prices; and (vi) unfavorable execution prices from closing a futures position quickly.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the US of tariffs on goods imported from foreign countries and reciprocal tariffs levied on US goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

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○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
○

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as [exchange] (the “Exchange”), and may be traded on US exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Capitalization Risk.

●	Large-Capitalization Companies Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore may experience slower growth during periods of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Quantitative Analysis Risk. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Sub-Adviser will use quantitative techniques to generate investment decisions, and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Sub-Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

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Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at [ website ].

Management

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Investment Sub-Adviser

Causeway Capital Management LLC serves as investment sub-adviser to the Fund.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Brian Woonhyung Cho, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Jonathan Eng, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Harry Hartford, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Sarah Ketterer, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Ellen Lee, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Conor Muldoon, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Steven Nguyen, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

Alessandro Valentini, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in [ __ ] 2026.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of US cash.

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Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [ website ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or some combination thereof), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Fund Summaries. The preceding sections summarize the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each Fund. The summary is not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about each Fund’s investments and strategies is contained in the Statement of Additional Information (the “SAI”). See the back cover of this Prospectus for information about how to receive the SAI.

Investment Objective

Causeway Emerging Markets Equity ETF seeks long-term growth of capital and Causeway International Equity ETF seeks long-term growth of capital and income.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. Each Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the relevant Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (the “Trust”) and at least 60 days’ written notice to shareholders.

Principal Investment Strategies

Each Fund’s respective 80% investment policy as described above in each Fund’s prospectus is non-fundamental and can be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders prior to any such change.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) under the 1940 Act, subject to certain conditions. To the extent a Fund may invest in securities of other investment companies, a Fund may rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest beyond the limits set forth in Section 12(d)(1) if the relevant Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the relevant Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Temporary Defensive Strategies

For temporary defensive purposes during adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, short-term US government securities (e.g., bills, notes or bonds issued by the US Treasury) and/or short-term bond ETFs. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

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Principal Risks of Investing in the Funds

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the respective Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in a Fund: The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

	Causeway Emerging Markets Equity ETF	Causeway International Equity ETF
Derivatives Risk	X	X
— Futures Contracts	X	X
Economic and Market Risk	X	X
Equity Market Risk	X	X
— Common Stocks Risk	X	X
— Preferred Stocks Risk	X	X
Underlying ETFs Risk	X
ETF Risks	X	X
—Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X
— Costs of Buying or Selling Shares	X	X
— Cash Redemption Risk	X	X
— Shares May Trade at Prices Other Than NAV	X	X
— Trading	X	X
Foreign Securities Risk	X	X
— Currency Exchange Rate Risk	X	X
— China Risk	X
— Depositary Receipts Risk	X	X
— Developed Markets Risk		X
— Emerging Markets Risk	X	X
— Frontier Markets Risk	X
Dividend-Paying Securities Risk		X
Value Investment Style Risk		X
Management Risk	X	X
Market Capitalization Risk	X	X
— Large Capitalization Investing	X	X
— Mid-Capitalization Investing	X	X
— Small-Capitalization Investing	X
New Fund Risk	X	X
Operational Risk	X	X
Participation and Structured Notes Risk	X
Quantitative Analysis Risk	X	X
Warrants Risk	X

Derivatives Risk. Derivatives are financial instruments that derive value from underlying reference assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including market risk, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, counterparty risk, liquidity risk, valuation risk and regulatory risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investing directly in securities. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be an imperfect correlation between the value of the underlying reference assets and the derivatives, which may reduce the effectiveness of the Fund’s investment strategy. Because derivatives often require only a limited initial investment, the use of derivatives may create economic leverage and expose a Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses, which may be unlimited, caused by unanticipated market movements; (v) an obligation to make daily margin payments, which may require a Fund to maintain sufficient cash or sell portfolio securities at unfavorable times or prices; and (vi) unfavorable execution prices from closing a futures position quickly.

Futures contracts generally have a specified expiration date. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is known as “rolling.” If the market is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading creates economic leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss to a Fund.

Economic and Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the US of tariffs on goods imported from foreign countries and reciprocal tariffs levied on US goods by those countries also may lead to volatility and instability in domestic and foreign markets.

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Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in a Fund’s portfolio) may decline, regardless of their long-term prospects.

●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests.
●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). None of these APs is or will be obligated to engage in creation or redemption transactions, and there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○

Cash Redemption Risk. A Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as the Exchange, and may be traded on US exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. Shares of a Fund may trade on the Exchange above (premium) or below (discount) their NAV. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. This can be reflected as a spread between the bid and ask prices for the Fund’s shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Foreign Securities Risk. Investments in securities or other instruments of non-US issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of US companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-US securities and instruments can be more volatile. In addition, a Fund may be subject to risks associated with political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests, which could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than US securities. Generally, there is less readily available and reliable information about non-US issuers due to less rigorous disclosure or accounting standards and regulatory practices. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement. Investments in foreign companies via depositary receipts, are subject to special risks, including the following:

●	Currency Exchange Rate Risk. Changes in currency exchange rates can negatively affect securities denominated in and/or receiving revenues in foreign currencies. Adverse changes in currency exchange rates (relative to the US dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks.

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●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on US or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When a Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in US securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

●

Developed Markets Risk. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

●

Frontier Markets Risk. Frontier markets are generally considered to be the least developed capital markets in the developing world and are subject to greater risks than more established emerging markets. Frontier markets typically have smaller economies and less developed capital markets, fewer investors, lower or nonexistent trading volumes, less liquidity, greater price volatility, less reliable information, limited regulatory oversight and higher transaction costs. Investments in frontier markets also may be subject to heightened political and economic instability, currency fluctuations, restrictions on foreign investment and the repatriation of capital, government intervention, expropriation or nationalization. These conditions may make frontier-market investments difficult to purchase, sell or value and could cause the Fund to experience substantial or prolonged losses.

●

Emerging Markets Risk. A Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in US securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value. It may also be more difficult to enforce contractual or shareholder rights in emerging market countries, which could negatively impact the Fund’s investments.

●

China Risk. The Funds’ and in particular the Emerging Markets Fund’s, performance may be affected by the social, political, and economic conditions within China. After decades of unprecedented growth, China currently faces several headwinds, including a slowing economy, high municipal debt, lower-than-expected industrial output growth, reductions in consumer spending, and a decline in the real estate market. China’s securities markets have less regulation and are substantially smaller, less liquid and more volatile than the securities markets of more developed countries, and hence are more susceptible to manipulation, insider trading, and other market abuses. As with all transition countries, China’s ability to develop and sustain a credible legal, regulatory, monetary and socioeconomic system could influence the course of outside investment. Despite significant economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. The Chinese government or instrumentalities thereof may take stakes in Chinese issuers that give the government the ability to influence the issuer’s operations. Changes in government policy and slower economic growth may restrict or adversely affect a Fund’s investments or returns. Market intervention by the Chinese government may not be effective and could have a significant adverse impact on the Chinese, regional and global markets and on a Fund’s holdings. In addition, certain Funds may obtain exposure to the China A-Share market through participation notes, warrants or structured notes, which are derivative instruments that can be volatile and involve special risks including counterparty risk, liquidity risk, and basis risk. These instruments may be based on an index or exposures selected by the Sub-Adviser. Alternatively, certain Funds may directly invest in China A-Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Shanghai-Hong Kong or Shenzhen – Hong Kong Stock Connect links (“Stock Connect”). Trading through Stock Connect is subject to a number of risks including, among others, trading, clearance and settlement risks, currency exchange risks, political and economic instability, inflation, confiscatory taxation, nationalization, expropriation, Chinese securities market volatility, less reliable financial information, differences in accounting, auditing, and financial standards and requirements from those applicable to US issuers, and uncertainty of implementation of existing law in the People’s Republic of China (“PRC”). Further developments are likely, and there can be no assurance of Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, securities of certain Chinese issuers are, or may in the future become, restricted, and a Fund may be forced to sell these restricted securities and incur a loss as a result.

A Fund may gain exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including US persons and entities, such as the Funds) is prohibited. To facilitate indirect foreign investment in these businesses, many Chinese companies have created VIE structures. In such an arrangement, a China-based operating company establishes a shell entity in another jurisdiction, such as the Cayman Islands. The shell company enters into service and other contracts with the China-based operating company, and then issues shares on an exchange (such as the New York Stock Exchange or the Hong Kong Stock Exchange). Non-Chinese investors (such as a Fund) hold stock in the shell entity rather than directly in the China-based operating companies. This arrangement allows US investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. The contractual arrangements also permit the VIE to consolidate the China-based operating company into its financial statements. An investment in a VIE structure subjects a Fund to the risks associated with the underlying China-based operating company.

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Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. Each Fund’s principal investment strategies are dependent upon the Sub-Adviser’s security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Sub-Adviser’s management of the Fund may not produce the intended results.

Dividend-Paying Securities Risk. A Fund’s investment in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur as a result of, among other things, a sharp rise in interest rates or an economic downturn. The prices of dividend-paying stocks may also decline as interest rates increase. Changes in the dividend policies of companies and capital resources available for these companies’ dividend payments may adversely affect a Fund. In addition, depending upon market conditions, dividend-paying stocks that meet a Fund’s investment criteria may not be widely available.

Value Investment Style Risk. A Fund’s value-oriented investment approach may cause it to underperform funds that use other investment styles or the equity markets generally. Securities selected by the Sub-Adviser may remain undervalued, may not appreciate as anticipated or may decline in value. A security believed to be undervalued may be appropriately priced because of financial, competitive or other difficulties that are not adequately recognized by the Sub-Adviser, or the market may not recognize the security’s perceived value for an extended period or at all. In addition, each Fund’s value discipline may prevent or limit investments in securities included in its benchmark, and the Fund therefore may underperform its benchmark.

Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore may experience slower growth during periods of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer preferences.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Mid-cap companies may be more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. In addition, small-cap companies are typically less stable financially than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-cap companies also normally have less diverse product lines than larger companies and are more susceptible to adverse developments concerning their products.

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New Fund Risk. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. A new fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new funds. New funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Funds and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Underlying ETFs Risk. The Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs.

Quantitative Analysis Risk. The Sub-Adviser may use quantitative methods when selecting investments, either as the primary investment approach or to supplement its fundamental research, as described in each Fund’s principal investment strategies. The Sub-Adviser’s quantitative techniques may be adversely affected if it relies on erroneous or outdated data. In addition, any errors in the Sub-Adviser’s quantitative methods may adversely affect a Fund’s performance. Securities or other investments selected by the Sub-Adviser using quantitative methods may perform differently from the market as a whole for numerous reasons including factors used in the quantitative analysis, the weight assigned to a stock specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Participation and Structured Notes Risk. The Fund may invest in participation notes and structured notes. Participation notes generally are issued by banks or broker-dealers and are designed to provide economic exposure to securities or markets in which the Fund may be unable or find it impractical to invest directly. Structured notes are debt instruments whose principal, interest or return is determined by reference to the performance of one or more securities, indexes, currencies, commodities, interest rates or other reference assets.

Participation notes and structured notes are subject to the risks associated with the referenced securities, markets or other assets. Their performance may not correspond exactly to the performance of the applicable reference asset because of transaction costs, expenses, the terms of the instrument or other factors. Certain structured notes may contain multipliers, leverage, caps, barriers or other features that make their values more volatile or cause their returns to differ materially from the returns of the referenced assets. Depending on their terms, structured notes may provide limited or no principal protection, and the Fund could lose some or all of its investment.

Participation notes and structured notes generally constitute unsecured contractual obligations of the issuing bank or broker-dealer. Accordingly, the Fund will be subject to the credit and counterparty risks of the issuer and could lose some or all of its investment if the issuer becomes unable or unwilling to satisfy its obligations. The Fund generally will have no ownership, voting or other rights in the securities or other assets referenced by the note and no direct claim against the issuers of those assets.

Participation notes and structured notes may be privately issued or traded over the counter and may be less liquid and more difficult to value than the underlying assets or more traditional securities. There can be no assurance that the Fund will be able to sell a note when desired or that its trading price will reflect the value of the referenced assets.

Warrants Risk. Warrants give the holder the right, but not the obligation, to purchase securities from an issuer at a specified price within a specified period. The value of a warrant is affected by changes in the value and volatility of the underlying security, the exercise price, the remaining time until expiration and other market factors. Warrants may be more volatile than their underlying securities and may increase the Fund’s potential gains or losses relative to a direct investment in those securities.

Warrants generally do not entitle the Fund to dividends, voting rights or other ownership rights in the underlying issuer, and their values may not move in the same manner or to the same extent as the underlying securities. Warrants may be difficult to value or sell and will expire worthless if they are not exercised before their expiration dates or if the price of the underlying security does not exceed the exercise price by a sufficient amount.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at [ website ]. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

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MANAGEMENT

Investment Adviser

Tidal Investments LLC (the “Adviser”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of [ ], 2026, Tidal had assets under management of approximately $[ ] billion and served as the investment adviser or sub-adviser for [ ] registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate.

For the services it provides to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Fund	Advisory Fee
Causeway Emerging Markets Equity ETF	[]%
Causeway International Equity ETF	[]%

Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds except for Excluded Expenses.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, in accordance with the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Investment Sub-Adviser

Causeway Capital Management LLC (“Causeway” or the “Sub-Adviser”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is an SEC registered investment adviser and a Delaware limited liability company. The Sub-Adviser was founded in June 2001 and serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). As of [], 2026, the Sub-Adviser had assets under management of approximately $[ ] million.

The Sub-Adviser is responsible for selecting investments for purchase and sale for the Funds, trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, all subject to the supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets out of the fee the Adviser receives from the Fund as follows:

Fund	Sub-Advisory Fee
Causeway Emerging Markets Equity ETF	[]%
Causeway International Equity ETF	[]%

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of a Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, in accordance with the 1940 Act. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

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Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of each Fund’s Advisory Agreement and Sub-Advisory Agreement will be available in each Fund’s Annual Financial Statements and Other Information that will be filed as part of the Funds’ first certified shareholder report filed on Form N-CSR.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of the Funds since their inception in [ _ ] 2026.

Portfolio Managers for the Sub-Adviser for Causeway Emerging Markets Equity ETF

Joe Gubler, CFA, a director of the Sub-Adviser, has served as the Fund’s portfolio manager since 2026. He joined the Sub-Adviser in April 2005. From 2002 to April 2005, Mr. Gubler worked as Director of Engineering for the MonsterTRAK division of Monster.com. He was responsible for a cross-functional team that developed, enhanced, and maintained the software that powers the monstertrak.com website. From 1999 to 2002, Mr. Gubler developed database-enabled web applications for a wide range of companies, including the National Academy of Recording Arts and Sciences, the Recording Industry Association of America, Disney, NameSafe.com, and Array Networks. While studying astrophysics at UC San Diego, Mr. Gubler worked as a Graduate Research Assistant in the Jet Propulsion Laboratory’s stellar interferometry group. Mr. Gubler has a BS, cum laude, in Physics from UC Irvine, an MS in Physics from UC San Diego, and an MBA from the UCLA Anderson Graduate School of Management. He is a CFA charterholder.

Arjun Jayaraman, PhD, CFA, head of the quantitative research group at the Sub-Adviser, has served as the Fund’s portfolio manager since 2026. He has been a portfolio manager at the Sub-Adviser since January 2006. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-US large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam’s traditional non-US strategies. Dr. Jayaraman has a BA in Economics from Columbia University, a PhD from New York University (Stern School of Business), and is a CFA charterholder.

MacDuff Kuhnert, CFA, a director of the Sub-Adviser, has served as the Fund’s portfolio manager since 2026. He joined the Sub-Adviser in July 2001. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process. Mr. Kuhnert has a BA in Chemistry from Dartmouth College. He is a CFA charterholder and member of the Los Angeles Society of Financial Analysts and the Los Angeles Quantitative Investment Association.

Ryan Myers, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. He joined the Sub-Adviser in June 2013. From 2010 to 2012, Mr. Myers served as chief investment officer of Iron Castle Asset Management, an investment partnership focused on mid-cap US equities. From 2007 to 2008, Mr. Myers worked as an analyst at Canyon Partners, where he covered the cable, media, telecom and satellite sectors. From 2005 to 2007, Mr. Myers was an associate for Oaktree Capital Management in the distressed opportunities group. Mr. Myers began his professional career in 2003 as an investment banking analyst at Goldman Sachs in the technology, media and telecom group. Mr. Myers earned a BA, magna cum laude, in economics from Harvard University, where he was elected to Phi Beta Kappa. He earned an MBA from the Stanford Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Myers currently serves on the Board of Trustees of the Yosemite Conservancy, an organization dedicated to supporting projects and programs that preserve Yosemite National Park and enrich the visitor experience.

Portfolio Managers for the Sub-Adviser for Causeway International Equity ETF

Brian Woonhyung Cho, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. Mr. Cho joined the firm in September 2013. From 2011 to 2013, Mr. Cho was a vice president at BofA-ML Equity Research, covering the IT hardware and supply chain sector. From 2007 to 2011, he worked as an associate at Goldman Sachs Equity Research covering the same sector. From 2006 to 2007, he worked as an analyst at Morgan Stanley Equity Research covering the internet and interactive software sector. Prior to that, he worked as an analyst at PA Consulting Group in the financial services practice. Mr. Cho earned a BSc in management science from Massachusetts Institute of Technology.

Jonathan Eng, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“HW-MLIM”) in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

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Harry Hartford, president and co-founder of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. Mr. Hartford co-founded the Sub-Adviser in June 2001. Prior to that, he was with HW-MLIM since 1996, where he was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member.

Sarah Ketterer, chief executive officer and co-founder of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. Ms. Ketterer co-founded the Sub-Adviser in June 2001. Prior to that, she was with HW-MLIM since 1996, where she was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Ellen Lee, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. She joined the firm in August 2007. During the summer of 2006, Ms. Lee interned at Tiger Asia, a long short equity hedge fund focused on China, Japan, and Korea. From 2001 to 2004, Ms. Lee was an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, where she advised Korean corporates and multinational corporations. From 1999 to 2000, she was an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong. Ms. Lee has a BA in Business Administration from Seoul National University and an MBA from the Stanford Graduate School of Business.

Conor Muldoon, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. Mr. Muldoon joined the firm in June 2003. From 1995 to June 2003, Mr. Muldoon was an investment consultant for Fidelity Investments where he served as a liaison between institutional clients and investment managers within Fidelity. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College, and an MBA with high honors from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder.

Steven Nguyen, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. He joined the firm in April 2012. From 2006 to 2012, Mr. Nguyen was a Senior Credit Analyst at Bradford & Marzec covering high yield and investment grade companies in the telecommunication services, cable, media, gaming, insurance, and REIT industries. From 2003 to 2006, Mr. Nguyen was a Credit Analyst/Portfolio Manager in the corporate bond department of Allegiance Capital. Mr. Nguyen has a BA in Business Economics from Brown University, an MBA, with honors, from the UCLA Anderson School of Management, and is a CFA charterholder.

Alessandro Valentini, a director of the Sub-Adviser, has served on the Fund’s portfolio management team since 2026. He joined the firm in July 2006. During the summer of 2005, Mr. Valentini worked as a research analyst at Thornburg Investment Management, where he conducted fundamental research focusing on the European telecommunication and Canadian oil sectors. From 2000 to 2004, he worked as a financial analyst at Goldman Sachs in the European Equities Research-Sales division in New York. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. He was inducted into the Beta Gamma Sigma honors society, is a Phi Beta Kappa member, and is a CFA charterholder.

CFA® is a registered trademark owned by the CFA Institute.

The SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the relevant Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of US cash. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause the relevant Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from a Fund directly to Authorized Participants, and that most trading in each Fund occurs on the Exchange at prevailing market prices and does not involve a Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to a Fund or its shareholders. In addition, frequent trading of shares of each Fund by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Determination of Net Asset Value

NAV per share of each Fund is computed by dividing the value of the net assets of the relevant Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time).

When determining NAV, the value of a Fund’s portfolio investments is determined pursuant to the Trust’s valuation policy and the Adviser’s fair valuation policy and procedures. In general, the value of a Fund’s portfolio investments is based on market prices of securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service.

Fair Value Pricing

Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee with responsibility for fair valuation subject to oversight by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, pursuant to the Trust’s valuation policy, the investment will be fair valued in accordance with the Adviser’s fair valuation policy and procedures, which were approved by the Board. An investment may be fair valued in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Investments by Other Registered Investment Companies in the Fund

For purposes of the 1940 Act, the Funds are considered a registered open-end management investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other investment companies, including exchange-traded funds such as the Funds, beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including, among other conditions, that such registered investment companies enter into an agreement to do so and the acquiring investment company and its advisory group will not control (individually or in the aggregate) an acquired investment company (e.g., hold more than 25% of the outstanding voting securities of an acquired registered open-end management investment company).

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Delivery of Shareholder Documents – Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, at least annually. Each Fund is permitted to declare and pay dividends of its net investment income and net capital gains, if any, more frequently. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of a Fund via The Depository Trust Company’s book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following discussion is a summary of certain important US federal income tax considerations generally applicable to an investment in a Fund. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of a Fund, or the tax consequences of an investment in a Fund. An investment in a Fund may have other tax implications. Please consult a tax advisor about the applicable federal, state, local, foreign or other tax laws. Investors, including non-US investors, may wish to consult the SAI tax section for additional disclosure.

Tax Status of each Fund. Each Fund intends to elect and to qualify for the special tax treatment afforded a regulated investment company (“RIC”) under the Code. From a US federal income tax perspective, each Fund is treated as a separate corporation within the Trust. If a Fund meets certain minimum distribution requirements, as a RIC it is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements, it would result in Fund-level taxation if certain relief provisions were not available, and consequently a reduction in income available for distribution to shareholders. Unless you are a tax-exempt entity or your investment in a Fund’s shares is made through a tax-advantaged arrangement (such as a 401(k) plan or individual retirement account) , you need to be aware of the possible tax consequences when a Fund makes distributions, you sell Fund shares and you purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions. In general, distributions are subject to federal income tax when they are paid, whether the distributions are taken in cash or reinvested in a Fund. The income dividends and short-term capital gains distributions received from a Fund will be taxed as either ordinary income or qualified dividend income. Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income. Subject to certain limitations, dividends that are reported by a Fund as qualified dividend income are taxable to non-corporate shareholders at rates applicable to capital gains, provided certain requirements are met. Any distributions of a Fund’s net capital gains (generally the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain regardless of how long Fund shares have been owned by an investor. Long-term capital gains are generally taxed to non-corporate shareholders at reduced rates relative to ordinary income.

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A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. A Fund’s net capital loss carryforwards do not expire. A Fund must apply such carryforwards first against gains of the same character. Generally, a Fund may not carry forward any losses other than net capital losses (i.e., ordinary losses). A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of a Fund.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of the investor basis in a Fund’s shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by a Fund, which, in general, includes dividend income from taxable US corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by a Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend. These holding period requirements will also apply to investor ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged. It is expected that any dividends received by a Fund from a REIT and distributed from a Fund to a shareholder generally will not be treated as qualified dividend income. Additionally, income derived in connection with a Fund’s securities lending activities will not be treated as qualified dividend income.

US individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of Fund shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by a Fund from US corporations, subject to certain limitations. A Fund’s investment strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.

If an investor lends Fund shares pursuant to securities lending arrangements, the investor may lose the ability to treat Fund dividends (paid while a Fund’s shares are held by the borrower) as qualified dividend income or as eligible for a dividends-received deduction. Please consult a financial intermediary or tax advisor to discuss the particular circumstances.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January, but declared by a Fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to an investor in the calendar year in which they were declared.

A distribution will reduce a Fund’s NAV per Fund share and may be taxable to a shareholder as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Your financial intermediary will inform you of the amount of your ordinary income dividends, qualified dividend income, dividends-received deduction, net capital gain distributions and other applicable tax attributes. This annual shareholder tax reporting information will be issued shortly after the close of each calendar year.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible but is not required to do so.

Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries, capital gains and/or other sources of income or proceeds may be subject to foreign income taxes withheld at the source and/or that are self-assessed. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance, since the amount of the assets to be invested within various countries is not known. In some cases, a Fund may seek a refund in respect of taxes paid to a non-US country, but a Fund runs the risk that its efforts will not be successful, resulting in additional expenses with no corresponding benefits. In addition, a Fund runs the risk that its pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. It may be determined that a Fund should not seek a refund, even if a Fund is entitled to one. The process of seeking a refund may take years, and the outcome of efforts to obtain a refund for a Fund is inherently uncertain. Accordingly, a refund (less related estimated or actual tax liabilities, if applicable) is not typically reflected in a Fund’s net asset value until the refund is determined to be collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before a refund (as finally determined) is reflected in a Fund’s net asset value, the shareholder will not realize the benefit of that refund.

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Taxes on Share Sales. Each sale of shares of a Fund will generally be a taxable event. Assuming shares of a Fund are held as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term capital gain or loss if Fund shares have been held for more than one year and as short-term capital gain or loss if Fund shares have been held for one year or less, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of such shares. The ability to deduct capital losses may be limited.

Taxes on Creations and Redemptions of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining a Fund’s shares so ordered, own 80% or more of the outstanding shares of a Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units. The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining a Fund’s shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of the securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. In such case, it is solely incumbent upon the purchaser to provide adequate advance notification to the Trust of its intention to not recognize gain or loss upon the exchange of securities for Creation Units.

If a Fund redeems Creation Units in cash in addition to, or in place of, the delivery of a basket of securities, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

Certain Tax-Exempt Investors. A Fund, if investing in certain limited real estate investments, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in a Fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors. Certain tax-exempt educational institutions will be subject to excise taxes on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Investments in Certain Foreign Corporations. A Fund may invest in foreign entities classified as passive foreign investment companies or “PFICs” or controlled foreign corporations or “CFCs” under the Code. PFIC and CFC investments are subject to complex rules that may under certain circumstances adversely affect a Fund. Accordingly, investors should consult their own tax advisors and carefully consider the tax consequences of PFIC and CFC investments by a Fund before making an investment in a Fund. Fund dividends attributable to dividends received from PFICs generally will not be treated as qualified dividend income. Additional information pertaining to the potential tax consequences to a Fund, and to the shareholders, from a Fund’s potential investment in PFICs and CFCs can be found in the SAI.

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Non-US Investors. Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% US withholding tax (other than distributions reported by a Fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a US trade or business. In general, a Fund may report interest-related dividends to the extent of its net income derived from US-source interest, and a Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of Fund shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the US will generally be subject to US federal net income taxation at regular income tax rates.

Pursuant to the Foreign Account Tax Compliance Act, unless certain non-US entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding US persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-US shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the US and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining US tax documentation that is in good order.

Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number (including via Form W-9) or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a US person (including a US resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining US tax documentation that is in good order.

Certain Potential Tax Reporting Requirements. Under US Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886 (note that other types of shareholders are subject to different thresholds). Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. A Fund may be subject to tax in certain states where a Fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

For example, most states permit investment companies, such as a Fund, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct US Treasury obligations, as well as some limited types of US government agency securities, so long as a Fund meets all applicable state requirements. The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the relevant Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

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Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the Fund’s distribution schedule prior to investing. When available, information about a Fund’s distribution schedule can be found on the Funds’ website at www. [ website ].

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each fund in the Trust, including each Fund, is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because such fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at [ website ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ distributor, breaks them down into individual shares of a Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of a Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of a Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of a Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Funds. The Financial Highlights table is intended to help you understand the performance of each Fund for that Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

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Causeway Emerging Markets Equity ETF

Causeway International Equity ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Custodian and Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
Sub-Adviser	Causeway Capital Management LLC 11111 Santa Monica Blvd., 15th Floor Los Angeles, CA 90025	Independent Registered Public Accounting Firm	[ ]
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about each Fund’s investments will be available in each Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the prior fiscal period. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

When available, you can request free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at [The 2023 ETF Series Trust c/o BBH, 50 Post Office Square, Boston, MA 02110], visiting the Funds’ website at [ website ], or calling [ phone ].

These documents and other information about each Fund will also be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
●	Free of charge from the Fund’s Internet website at www. [ website ]; or [ phone ]
●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which each Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811- 23883)

32

SUBJECT TO COMPLETION

Dated September 17, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

[LOGO]

(CWEM)	Causeway Emerging Markets Equity ETF
(CWIE)	Causeway International Equity ETF

Each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF (each, a “Fund” and together, the “Funds”), each a series of The 2023 ETF Series Trust (the “Trust”), dated [ ], 2026, as may be revised from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at [Phone], visiting [website] or writing to the Funds at The 2023 ETF Series Trust, c/o Tidal ETF Services, LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to the Fund’s Annual Financial Statements and Other Information as well as the Fund’s most recent annual Certified Shareholder Report, each of which will be filed on Form N-CSR (File No. 811-23883). When available, a copy of a Fund’s annual Certified Shareholder Report may be obtained at no charge by contacting the Fund at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The 2023 ETF Series Trust (the “Trust”) is an open-end management investment company consisting of multiple investment series. This SAI relates solely to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 23, 2023, as amended and restated as of September 14, 2023 (the “Declaration of Trust”). The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares of the Trust into separate series. Pursuant thereto, the Trustees have created the Funds. Additional series may be added in the future from time to time.

Tidal Investments LLC (“Tidal” or the “Adviser”) serves as the investment adviser to each Fund and also provides administrative services to the Funds. Causeway Capital Management LLC (“Causeway” or the “Sub-Adviser”), serves as the investment sub-adviser to the Funds. In addition, Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor, and Brown Brothers Harriman & Co. (“BBH”), serves as the Funds’ transfer agent and custodian. References to the “Adviser” in this SAI are solely in relation to the Funds and not any other series of the Trust.

Each Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). Each Fund generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Each Fund’s shares are listed on the [exchange] (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from a Fund’s NAV per share. Each Fund’s shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements and should be read in conjunction with the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

Each Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the outstanding voting securities of any one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of such Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the time such Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of such Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, such Fund may have a greater percentage of its assets invested in securities of fewer issuers.

In addition, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. A Fund will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of each Fund as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, a Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although each Fund does not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the relevant Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the relevant Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Convertible Securities

Each Fund, subject to its investment strategies and policies, may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). Each Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Adviser or Sub-Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s or Sub-Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for the purpose of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board, the Adviser or Sub-Adviser.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the relevant Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Exclusion of Adviser from Commodity Pool Operator Definition. To the extent a Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”) the Adviser intends to claim an exclusion from the definition of “commodity pool operator” (“CPO”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to a Fund. Therefore, the Adviser is not subject to CFTC registration or regulation as a CPO with respect to a Fund. Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the relevant Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Funds have an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Commodity Pool Operator Regulation. With regard to the Funds, the Adviser claims relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that the Funds will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

SEC Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

Each Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of a Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

In addition to the risks discussed above, there are special risks associated with a Fund’s investments in China, including, but not limited to, the following:

The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities may intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Chinese government interventions in the Chinese financial markets, such as trading restrictions, bans on “naked” short selling or suspension of short selling for certain stocks, and changes to previously imposed interventions, may affect market price and liquidity of these stocks and may have an unpredictable impact on the investment activities of the Funds. Furthermore, such market interventions may have a negative impact on market sentiment, which may in turn affect the performance of the securities markets and as a result the performance of the Funds. China’s securities markets have less regulation and are substantially smaller, less liquid and more volatile than the securities markets of more developed countries, and hence are more susceptible to manipulation, insider trading, and other market abuses. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business. China’s ability to develop and sustain a credible legal, regulatory, monetary and socioeconomic system could influence the course of outside investment. Many laws and regulations in China are relatively new and published court decisions based on these laws are limited and non-binding. Thus, the rights of minority shareholders in Chinese issuers are not as well protected as they are in developed markets. There is also risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and high inflation rates. The effect of future developments in the Chinese legal system is unpredictable, such as changes to the existing regulatory environment and government scrutiny in certain areas, uncertain interpretation, implementation and enforcement of existing laws, or the preemption of local regulations by national laws. For example, the Chinese government has tightened regulatory requirements with respect to privacy, data protection and information security, and has promulgated new regulations and policy to regulate certain industries. These changes, and other changes that the Chinese government may implement in the future, could have a significant adverse effect on the Funds’ investments.

The emergence of a domestic consumer class is still developing, and China’s economic health is still dependent on exports. China’s significant trade surplus with the US has increased the risk of currency revaluation and has contributed to trade disputes between China and the US. Results of trade disputes between China and the US have included certain tariffs imposed by the US and China, which may have adverse effects on some export-dependent sectors. In addition, the nature of the future trading relationship between the US and China remains unclear, contributing to economic uncertainty for impacted companies and sectors. The resolution of or continuation of trade disputes between the US and China, if any, may have a significant impact on the economies of the US and China, as well as the broader global economy, which may cause increased volatility, illiquidity, and potentially lower economic growth in these markets. In addition, export growth continues to be a major driver of China’s rapid economic growth. Reductions in spending on Chinese products and services, tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the companies in which a Fund invests. Growing income inequality and larger scale environmental degradation is testing social cohesion in China. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Fund’s investments. The United States and other governments may impose sanctions, investment restrictions, export controls or other measures affecting particular Chinese issuers, industries or securities. Such measures may restrict a Fund’s ability to purchase certain investments, require a Fund to dispose of investments at disadvantageous times or prices, reduce the liquidity or value of affected investments, or otherwise adversely affect the Fund.

Military conflicts, in response to internal social unrest or conflicts with other countries, could disrupt economic development. China has strained relations with Japan, Taiwan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula; should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire region and any adverse events in the Asian markets may have a significant adverse effect on Chinese companies. In addition to the challenges described above, after decades of growth, China currently faces several headwinds, including a slowing economy, high municipal debt, lower-than-expected industrial output growth, reductions in consumer spending, and a decline in the real estate market. In particular, the real estate market, once rapidly growing in major cities, has slowed down and may prompt government intervention to prevent collapse. There is no guarantee that intervention by the Chinese government to address these challenges, if any, will be effective, and such intervention could have an adverse impact on the Chinese, regional, and global markets and on a Fund’s holdings.

A Fund may invest in China A-Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Shanghai-Hong Kong or Shenzhen – Hong Kong Stock Connect links (“Stock Connect”). Trading through Stock Connect is subject to a number of risks and restrictions that may affect a Fund’s investments and returns. The risks of investments in A-Shares through Stock Connect include, among others, trading, clearance and settlement risks, currency exchange risks, political and economic instability, inflation, confiscatory taxation, nationalization, expropriation, Chinese securities market volatility, less reliable financial information, differences in accounting, auditing, and financial standards and requirements from those applicable to US issuers, and uncertainty of implementation of existing law in the People’s Republic of China (“PRC”). Due to PRC regulatory requirements, a Fund may be limited in its ability to invest in securities or instruments tied to the PRC and/or may be required to liquidate its holdings, if any, in securities or instruments tied to the PRC. Such liquidations may result in losses for a Fund. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either Shanghai or Hong Kong, and there are trading days in Shanghai when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when a Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect.

Fund purchases of A-Shares through Stock Connect involve ownership rights that are less developed than those involved in US securities markets. When a Fund buys listed stock through Stock Connect, the Fund is purchasing a right against the Hong Kong Securities Clearing Company Limited (“HKSCC”) to obtain the benefits of ownership of the stock and not the stock itself. The buying Fund does not have legal title to the listed stock and PRC law does not formally recognize the buyer’s beneficial ownership. Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either Shanghai or Shenzhen Stock Exchanges, although with respect to any default by a Hong Kong broker occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by the Fund with a cap at HK$500,000 with respect to securities traded on a stock market operated by the Shanghai Stock Exchange and/or Shenzhen Stock Exchange and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. While Chinese regulators have made statements that acknowledge that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and PRC law and regulation surrounding beneficial ownership may either continue to evolve or change suddenly. Therefore, the risk of loss is greater due to the indirect nature of the ownership interest in AShares when trading through Stock Connect. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not use a special segregated account, the Fund will not be able to sell the shares on any trading day when it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, many market participants have yet to fully implement information technology systems necessary to complete trades involving securities in such accounts in a timely manner. Market practice with respect to special segregated accounts is continuing to evolve.

The Stock Connect program remains subject to an evolving regulatory and operational framework. Changes to the laws, regulations, trading rules, settlement arrangements, quota or eligibility requirements applicable to Stock Connect could affect the Funds’ ability to acquire, hold or dispose of China A-Shares. Trading through Stock Connect also remains subject to operational, settlement and information-technology risks, and there can be no assurance that Stock Connect will continue to operate in its current form or that future changes will not adversely affect a Fund’s investments or returns.

Since the inception of Stock Connect, foreign investors such as a Fund investing in China A-shares through Stock Connect have been temporarily exempt from Chinese corporate income tax and value-added tax on the gains on disposal of such China A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10% unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for a Fund. A Fund may gain exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including US persons and entities, such as the Funds) is prohibited. To facilitate indirect foreign investment in these businesses, many Chinese companies have created VIE structures. In such an arrangement, a China-based operating company typically establishes a shell entity in another jurisdiction, such as the Cayman Islands. The shell company enters into service and other contracts with the China-based operating company, and then issues shares on an exchange (such as the New York Stock Exchange or the Hong Kong Stock Exchange). Non-Chinese investors hold stock in the shell entity rather than directly in the China-based operating company. This arrangement allows US investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. The contractual arrangements also permit the VIE to consolidate the China-based operating company into its financial statements.

Although VIE structures are a longstanding industry practice and well known to officials and regulators in China, VIE structures are not formally recognized under Chinese law. As a result, investors face the risk that future actions by the Chinese government could significantly affect the China-based operating company’s financial performance and the enforceability of the VIE structure’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to this structure will be adopted (in each case either generally or with respect to specific industries, sectors or companies) and, if adopted, what impact they would have on the interests of shareholders in the VIE structure. Under extreme circumstances, China could prohibit the existence of VIE structures or limit a VIE structure’s ability to pass through economic and governance rights to non-Chinese individuals and entities. If the Chinese government takes action affecting VIE structures, the market value of a Fund’s portfolio holdings in VIE structures would likely suffer significant, detrimental, and possibly permanent negative effects, or become worthless, which could result in substantial investment losses to the Fund.

In addition, Chinese companies, including China-based operating companies listed on US exchanges through a VIE structure, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies based in more developed countries. As a result, information about the Chinese securities and securities in the VIE structure in which a Fund invests may be less reliable or complete than investments in other securities. Foreign companies listed on US exchanges, including China-based operating companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the PCAOB or other US regulators. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a Fund to transact in such securities and may increase the transaction costs of a Fund if the Fund is required to seek other markets in which to transact in those securities. Investments involving a VIE structure may also pose additional risks because such investments are made through a company whose interests in the underlying China-based operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the contractual claims with respect to the China-based operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the VIE and its investors. Such legal uncertainty may also be exploited against the interests of the investors in the VIE structure. Further, the interests of the direct equity owners of the China-based operating company may conflict with the interests of the investors in the VIE structure, and the fiduciary duties of the officers and directors of the China-based operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the shell entity in which a Fund invests.

On March 31, 2023, the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”) by the CSRC came into effect. The Trial Measures require Chinese companies that pursue listings outside of China, including those that do so using the VIE structure, to make a filing with the CSRC. Although the Trial Measures acknowledge the VIE structure, they are not an endorsement, nor is there a guarantee the CSRC will not set out more stringent requirements that interfere with the operation of VIE structures by listed Chinese companies. There is also the potential of increased tariffs and restrictions on trade between the US and the PRC. The Chinese economy is highly reliant on trade. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on PRC companies and a commensurately negative impact on a Fund. In addition, the US and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries, including China. The PCAOB historically has been restricted from inspecting the audit work and practices of accountants in the PRC. On August 26, 2022, the PCAOB entered into an agreement with the China Securities Regulatory Commission and the Ministry of Finance of the PRC that permits the PCAOB to inspect accountants headquartered in mainland China and Hong Kong. Notwithstanding the PCAOB’s ability to inspect such accountants, there continues to be the risk that audits performed by accountants in mainland China and Hong Kong may continue to be less reliable than those performed by other firms subject to PCAOB inspection, and that material accounting and financial information about PRC issuers may be unavailable or unreliable.

Foreign Currencies

The Funds may have exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on the Funds.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. The Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) or other securities, including other types of depositary receipts, representing securities of issuers in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a US bank or trust company, evidencing ownership of the underlying securities. EDRs, GDRs and SDRs are European, global or Swedish receipts evidencing similar arrangements. Generally, ADRs are issued in registered form, denominated in US dollars, and are designed for use in the US securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets; GDRs are designed for use in multiple global markets; and SDRs are designed for investments in Swedish companies. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the US or Europe or other countries, as the case may be.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, such Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the relevant Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its liquidity risk management program.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

When-Issued Securities and Forward Commitments

A Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield. Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Funds will enter into such transaction consistent with the applicable requirements of Rule 18f-4.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1), subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the stated limits in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Funds

Each Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for a Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Sub-Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account (“IRA”), you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, each Fund will invest according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in such Fund not achieving its investment objective.

RECENT MARKET CIRCUMSTANCES

The current political climate has intensified concerns about the relationship between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, also may adversely impact the performance of the Fund. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

Russia’s military invasion of Ukraine in February 2022 resulted in the United States, other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. The potential for wider conflict may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities also is affected due to these measures. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent a fund from selling these investments. Any exposure that a fund may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact the fund’s portfolio.

The extent and duration of Russia’s military actions and the repercussions of such actions, including any retaliatory actions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks on other governments, corporations or individuals) are unpredictable, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

In addition, the foreign policy agenda of the U.S. administration, which includes the imposition of significant tariffs on foreign countries, including China and long-time U.S. allies, may have a substantial impact on both the U.S. and global economy. In particular, the imposition of increased tariffs by the United States could lead to retaliatory tariffs by foreign countries, increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. Most recently, U.S. military operations in Venezuela and Iran, and the resultant changes to those countries’ leaders, may have unforeseen consequences on the United States’ relations with foreign countries, the economy, and markets generally. These efforts may adversely affect the growth of the global economy and, in turn, have a negative impact on the Fund.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the relevant Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the relevant Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

7.	Purchase securities of an issuer if such purchase would cause a Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds have the following non-fundamental policies, which may be changed without a shareholder vote:

1. Without providing 60 days prior notice to shareholders, the Causeway Emerging Markets Equity ETF may not change its investment policy to invest, under normal circumstances, at least 80% of the Fund’s total assets in equity securities of companies in emerging markets and other investments that provide economic exposure to such emerging markets.

2. Without providing 60 days prior notice to shareholders, the Causeway International Equity ETF may not change its investment policy to invest, under normal circumstances, at least 80% of the Fund’s total assets in equity securities of companies located outside the United States.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Board. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The Trustees’ role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies, and risks of each Fund, as well as proposed investment limitations for each Fund. Additionally, the Adviser and the Sub-Adviser(s), provide the Board with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Funds’ independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to renew the advisory agreement with the Adviser and the sub-advisory agreement with the Sub-Adviser, the Board meets with the Adviser and Sub-Adviser to review their services. Among other things, the Board regularly considers their adherence to Fund investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board has designated the Adviser as each Fund’s valuation designee that, subject to the oversight of the Board, is responsible for implementing the Trust’s valuation policy with respect to the Funds and providing reports to the Board concerning Fund investments for which market quotations are not readily available and, thus, are fair valued by the Adviser as valuation designee. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by each Fund and noting any significant deficiencies or material weaknesses in a Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser and the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, all of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Robert Howard serves as Chairman of the Board and serves as a liaison for the Board with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and sets the agenda for meetings of the Board. Independent Trustees comprise 100% of the Board. The Trust has determined its leadership structure, in which the Chairman of the Board is an Independent Trustee, is appropriate given the specific characteristics and circumstances of the Trust.

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is: The 2023 ETF Series Trust c/o Tidal ETF Services, LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Robert Howard (1971)	Trustee	Since 2023	Founder and Chief Investment Officer, Sierra Brook Capital, LLC (since 2016); Founder and President, Sierra Investments PR LLC (since 2022).	[]	Trustee and Chairman of the Board of The 2023 ETF Series Trust II (2023-2025)
Steve Sachs (1969)	Trustee	Since 2026	Chief Operating Officer, Goldman Sachs ETF Accelerator (2015-2025).	[]	None
Joan Binstock (1954)	Trustee	Since 2023	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (since 2018).	[]	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Director, Confluence Technologies (since 2023); Independent Director, KKR Real Estate Select Trust Inc. (since 2020); Independent Director, Morgan Stanley Direct Lending Fund (since 2019); Independent Director, BBH Trust ([-] portfolios) (since 2019); Independent Director, Simcorp A/S (2018-2023).
Ellen Needham (1967)	Trustee	Since 2023	Senior Managing Director, State Street Global Advisors (1992-2023); Chairman, SSGA Funds Management, Inc. (2020-2023); President and Director, SSGA Funds Management, Inc. (2001-2023); Director, State Street Global Advisors, Funds Distributors, LLC (2017-2023).	[]	Independent Director, Goldentree Opportunistic Credit Fund (June 2025-present); Independent Trustee, Russell Investment Company and Russell Investment Funds ([-] portfolios) (2024-present); Trustee of The 2023 ETF Series Trust II (2023-2025); Interested Director, SSGA SPDR ETFs Europe I plc (2020-2023); Interested Director, SSGA SPDR ETFs Europe II plc (2020-2023); Interested Trustee, State Street Navigator Securities Lending Trust, State Street Institutional Investment Trust, State Street Institutional Funds, State Street Master Funds, SSGA Funds, and Elfun Funds (2019-2023); Director, State Street Variable Insurance Series Funds, Inc. (2019-2023).
Thomas Lydon, Jr. (1960)	Trustee	Since 2023	President, Lydon Asset Management (dba Global Trends Investments) (since 1996); Vice Chairman, VetaFi LLC (2021-2024); Co-Chief Executive Officer, ETF Flows LLC (2019-2022).	[]	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Trustee, Guggenheim Managed Funds (since 2005); Director, US Global Investors, Inc. (since 1995)

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared incompetent by a court of competent jurisdiction, or is removed.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Howard should serve as a Trustee because of his substantial experience in the financial services industry. He is currently the Founder and Chief Investment Officer of Sierra Brook Capital, LLC and Founder and President of Sierra Investments PR LLC. Mr. Howard is a former partner at both Goldman, Sachs & Co. (“GS”) and Kohlberg Kravis Roberts & Co. (“KKR”) as well as a former Managing Director at Harvard Management Company (“HMC”). He spent over 15 years at GS where he was eventually the head of Goldman Sachs Principal Strategies’ Americas equities/credit investment businesses. Subsequently, he was the head of KKR Equity Strategies, KKR’s first-ever hedge fund, and then head of the US long/short equity business within HMC. In addition, Mr. Howard holds the Chartered Financial Analyst designation from the CFA Institute and is currently the Treasurer of the Harvard Club of New Jersey.

The Trust has concluded that Mr. Sachs should serve as a Trustee because of his more than three decades of experience building and leading ETF and mutual fund businesses across global markets. Most recently, Steve served as Global Chief Operating Officer of Goldman Sachs’ ETF Accelerator, where he was a key member of the leadership team that transformed the initiative from concept to a fully built global platform, supporting more than 10 clients and 17 ETFs in the United States and EMEA. Prior to that role, he was Global Head of ETF Capital Markets and Distribution at Goldman Sachs Asset Management, where he was a founding member of the firm’s ETF business and instrumental in designing, developing, and launching 35 ETFs globally. Earlier in his career, Steve led Capital Markets at ProShares, overseeing Capital Markets and street relationships for a $35 billion ETF platform, and held senior trading and leadership positions at Diamond Hill Capital Management, Rydex Investments, Eagle Asset Management, Bank One Investment Advisors, and Nationwide Insurance. A respected industry voice, Steve has contributed to the advancement of ETF market structure and policy through long-standing service on the Investment Company Institute’s (ICI) ETF Advisory Committee and Equity Market Structure Committee, as well as advisory roles with the New York Stock Exchange (NYSE) and Chicago Board Options Exchange (CBOE). Steve holds a Bachelor of Science in Finance (magna cum laude) from Franklin University.

The Trust has concluded that Ms. Needham should serve as a Trustee because she has more than 30 years of experience in the financial services industry, including serving in executive management roles with financial services institutions. Her previous roles include Senior Managing Director of State Street Global Advisors, Head of Global Funds Management, and President of SSGA Funds Management, Inc., director of SSGA Funds Management, Inc., and director of State Street Global Advisors Funds Distributors, LLC. In these roles, Ms. Needham was responsible for managing firm-wide processes that focus on governance, fund structure, sub-adviser oversight, tax, product viability, distribution, ongoing monitoring and regulatory coordination across all products globally. Ms. Needham also served as an interested director for the State Street Institutional Investment Trust, State Street Master Funds, Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds State Street Variable Insurance Funds, Inc., SPDR Europe I plc, and SPDR Europe II plc.

The Trust has concluded that Ms. Binstock should serve as a Trustee because of the experience she has gained as Chief Financial and Operating Officer of a registered investment adviser for 20 years. Ms. Binstock also is a licensed Certified Public Accountant. She holds a M.B.A. from New York University and a B.A. from the University of Binghamton.

The Trust has concluded that Mr. Lydon should serve as a Trustee because of his extensive experience in the financial services industry. Mr. Lydon currently serves as President of Global Trends Investments, a registered investment adviser. He also serves as a member of the board of U.S. Global Investors, Inc., a registered investment adviser and transfer agent, and Guggenheim Managed Funds, a complex of investment companies. Mr. Lydon previously served as the Vice Chairman of VettaFi, an index provider and digital fund distribution platform.

Board Committees. The Board has established the following committees:

Audit Committee. The Board has an Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee, which provides a mechanism for reporting legal violations. The Audit Committee meets periodically, as necessary, and met [] times during the most recently completed fiscal year.

Nominating Committee. The Board has a Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, and met [] times during the most recently completed fiscal year.

Principal Officers of the Trust.

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is: The 2023 ETF Series Trust c/o Tidal ETF Services, LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis Born: 1973	President	Indefinite term; since 2025	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
Aaron J. Perkovich Born: 1973	Treasurer	Indefinite term; since 2025	Senior Vice President of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024) Tidal Investments LLC; Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Ally L. Mueller Born: 1979	Senior Vice President	Indefinite term; since 2025	Senior Vice President of Launches & Client Success Management (since 2025), Vice President of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Vice President, Tidal Trust I (2022 to 2024).
Lissa M. Richter Born: 1979	Vice President and Secretary	Indefinite term; since 2025	Vice President of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Indefinite term; since 2025	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (2020 to 2023); Director, Hadron Specialty Insurance Company (since 2023); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021).
Patricia Sturdivant Born: 1982	Assistant Treasurer	Indefinite term; since 2026	Vice President of Fund Administration, Tidal ETF Services LLC (since 2025); VP of Client Program Office (2022 to 2025), AVP of Regulatory Reporting (2018 to 2022), State Street Corporation

[1]	Each officer serves at the pleasure of the Board.

Trustee Ownership of Shares. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund, including any registered investment company within the same family of funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”). As of the date of this SAI, the Funds have not yet commenced operations and no Shares were outstanding. As a result, none of the Trustees owned shares of the Funds.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned In Series of the Trust
Robert Howard	None	Over $100,000
Steve Sachs	None	None
Joan Binstock	None	Over $100,000
Ellen Needham	None	None
Thomas Lydon, Jr.	None	None

As of [], neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Trustee Compensation. Each Independent Trustee is paid a retainer of $120,000 per year for their service on the Board. The Independent Trustees also receive a fee of $5,000 for each special meeting they attend. The chair of the Board receives a $25,000 annual retainer and the chair of the Audit Committee receives a $15,000 annual retainer. The Trust has no pension or retirement plan.

The following table shows the estimated compensation earned by each Trustee for the Funds’ fiscal period ended [ ], 2027. Independent Trustee fees are paid by the adviser to each series of the Trust and not by the Funds. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From the Fund	Estimated Total Compensation From Funds Complex Paid to Trustees
Robert Howard	$0	$[ ]
Joan Binstock	$0	$[ ]
Steve Sachs	$0	$[ ]
Ellen Needham	$0	$[ ]
Thomas Lydon, Jr.	$0	$[ ]

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of such Fund.

As of the date of this SAI, the Funds had not yet commenced operations and no person owned of record or beneficially 5% or more of a Fund’s Shares.

CODES OF ETHICS

Each of the Trust, the Adviser, and the Sub-Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities, including those that may be purchased or held by the Funds. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust, the Adviser, or the Sub-Adviser.

PROXY VOTING POLICIES

The Board has delegated proxy voting responsibilities to the Adviser. The Adviser has, in turn, delegated its proxy voting responsibilities to the Sub-Adviser, subject to the supervision of the Adviser and oversight of the Board. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Sub-Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

The Sub-Adviser votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. The Sub-Adviser recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s positions. Under its guidelines, the Sub-Adviser generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. The Sub-Adviser generally votes against anti-takeover mechanisms. The Sub-Adviser votes other matters – including equity-based compensation plans and social and environmental issues – on a case-by-case basis.

The Sub-Adviser’s interests may conflict with the interests of a Fund on certain proxy votes where the Sub-Adviser might have significant business or personal relationships with the company or its officers. The Sub-Adviser’s chief operating officer in consultation with the general counsel decides if a vote involves a material conflict of interest. If so, the Sub-Adviser will either (i) obtain instructions or consent from the Trustees on voting, (ii) vote in accordance with a “for” or “against” or “with management” guideline if one applies, or (iii) if no such guideline applies, follow the recommendation of a third party proxy voting consultant unaffiliated with the Sub-Adviser To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, proxy voting staff will review the third party’s disclosures of significant relationships, and proxy votes involving issuers where a significant relationship has been identified by the proxy research provider will be reviewed by the Sub-Adviser’s chief operating officer.

Foreign proxies (and particularly those in emerging markets) may involve a number of problems that restrict or prevent the Sub-Adviser’s ability to vote. For example, the Sub-Adviser might refrain from voting if it or its agents are required to appear in person at a shareholder meeting or if the exercise of voting rights would result in the imposition of trading or other ownership restrictions. As a result, a Fund’s foreign proxies will be voted on a best efforts basis only and the Sub-Adviser may decide not to vote a foreign proxy if the Sub-Adviser determines that it would be impractical or disadvantageous to do so. In addition, the Sub-Adviser will not vote proxies (US or foreign) if it does not receive adequate information from the Fund’s custodian in sufficient time to cast the vote. To assist in voting proxies, the Sub-Adviser may use independent research and recordkeeping software provided by third parties. This is only a summary of the Sub-Adviser’s Proxy Voting Policies and Procedures. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling [Phone], (2) on the Funds’ website at [website], or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Funds, the Adviser has agreed to pay all expenses incurred by the Funds except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, the Funds pay the Adviser a unitary management fee as indicated in the table below, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets.

Fund	Advisory Fee
Causeway Emerging Markets Equity ETF	[]%
Causeway International Equity ETF	[]%

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds will disclose fees paid to the Adviser pursuant to the Advisory Agreement following completion of their initial fiscal year.

INVESTMENT SUB-ADVISER

Causeway Capital Management LLC (“Causeway” or the “Sub-Adviser”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, is an SEC registered investment adviser and a Delaware limited liability company. The Sub-Adviser was founded in June 2001 and serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). The Sub-Adviser is responsible for selecting investments for purchase and sale for the Funds, trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets out of the fee the Adviser receives from each Fund as follows:

Fund	Sub-Advisory Fee
Causeway Emerging Markets Equity ETF	[]%
Causeway International Equity ETF	[]%

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the respective Fund, on 60 days’ written notice to the Adviser and Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Funds are new and the Sub-Adviser has not received fees pursuant to the Sub-Advisory Agreement as of the date of this SAI.

PORTFOLIO MANAGERS

The Emerging Markets Equity ETF is managed jointly and primarily by Joe Gubler, Arjun Jayaraman, MacDuff Kuhnert and Ryan Myers, each a Portfolio Manager for the Sub-Adviser. The International Equity ETF is managed jointly and primarily by Brian Woonhyung Cho, Jonathan Eng, Harry Hartford, Sarah Ketterer, Ellen Lee, Conor Muldoon, Steven Nguyen and Alessandro Valentini each a Portfolio Manager for the Sub-Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of [ ], 2026.

Other Accounts Managed by the Portfolio Managers.

Joe Gubler, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Arjun Jayaraman, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

MacDuff Kuhnert, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Ryan Myers, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Brian Woonhyung Cho, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Jonathan Eng, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Harry Hartford, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Sarah Ketterer, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Ellen Lee, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Conor Muldoon, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Steven Nguyen, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Alessandro Valentini, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

CFA® is a registered trademark owned by the CFA Institute.

Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of the Sub-Adviser, respectively, receive annual salary and are entitled, as controlling owners of the firm’s parent holding company, to distributions of the holding company’s profits based on their ownership interests. They do not receive incentive compensation. The other portfolio managers receive salary and may receive incentive compensation (including potential cash, awards of growth units, or awards of equity units). Portfolio managers also receive, directly or through estate planning vehicles, distributions of profits based on their minority ownership interests in the firm’s parent holding company. The Sub-Adviser’s Compensation Committee, weighing a variety of objective and subjective factors, determines salary and incentive compensation and, subject to approval of the holding company’s Board of Managers, may award equity units. Portfolios are team-managed, and salary and incentive compensation are not based on the specific performance of a Fund or any single client account managed by the Sub-Adviser, but take into account the performance of the individual portfolio manager, the relevant team, and the Sub-Adviser’s overall performance and financial results. For “fundamental” portfolio managers (i.e., those who are not members of the quantitative research team), the performance of stocks selected for Fund and client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. The Sub-Adviser takes into account both quantitative and qualitative factors when determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, client service, mentoring, and recruiting contribution, and other contributions to client satisfaction and firm development.

Description of Material Conflicts of Interest. The Sub-Adviser’s portfolio managers also manage their own personal accounts and other accounts, including accounts for corporations, pension plans, public retirement plans, sovereign wealth funds, superannuation funds, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts, SMA programs, and other institutions (collectively, “Other Accounts”). In managing certain of the Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the Funds, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Funds they manage that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the Funds or pay performance-based fees to the Sub-Adviser. The Sub-Adviser has investments in certain of the Funds. All of the portfolio managers have personal investments in one or more of the Funds or similarly-managed mutual funds or collective investment trusts. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in the Investment Adviser’s parent holding company and the other portfolio managers (directly or through estate planning vehicles) have minority ownership interests in the Sub-Adviser’s parent holding company.

Actual or potential conflicts of interest arise from the Sub-Adviser’s portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. The Sub-Adviser has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. The Sub-Adviser has a policy that it will not enter into a short position in a security on behalf of any Fund or other client account if, at the time of entering into the short position, a Fund or any other client account managed by the Sub-Adviser holds a long position in a security of the issuer. The Sub-Adviser also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of the Sub-Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Once the Funds have completed an initial fiscal period, to the extent applicable, the Funds will report any underwriting commissions, including amounts received by the Distributor.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser or the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call [phone].

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Independent Trustees”). None of the Independent Trustees have a direct or indirect financial interest in the Plan or any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), an affiliate of the Adviser, serves as the Fund’s administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to the Fund Administration Servicing Agreement between the Trust and Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Fund is new, and the Administrator has not received any fees for administrative services to the Fund as of the date of this SAI.

THE CUSTODIAN

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as the custodian (the “Custodian”) of each Fund’s assets. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

THE TRANSFER AGENT

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and dividend disbursing agent of the Funds (the “Transfer Agent”).

PRINCIPAL TRUST ADMINISTRATOR SERVICES

Under a Principal Trust Administrator Services Agreement (the “PTA Agreement”) with the Trust, Tidal ETF Services LLC provides a President, Secretary, Chief Compliance Officer, and Anti-Money Laundering Officer, and Principal Financial Officer, to the Trust. Tidal also provides the following services under the PTA Agreement: (1) board meeting management, (2) Section 15(c) process management, (3) financial and SEC reporting oversight, (4) service provider oversight and operations interface, (5) auditor and tax agent coordination, and (6) regulatory administration services. The PTA Agreement with respect to the Trust continues in effect for an initial five (5) year period. The PTA Agreement is terminable after the initial five (5) year period by either party upon 90 days’ prior written notice to the other party. Thereafter, the PTA Agreement continues until terminated, which may be accomplished by either party providing the other party 90 days’ prior written notice. Notwithstanding the foregoing, the Board will have the right to remove the Officers at any time, with or without cause and without the payment of any penalty.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], serves as independent registered public accounting firm for the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings.

Each Fund’s entire portfolio holdings are publicly disseminated each day such Fund is open for business through financial reporting and news services including publicly available internet websites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning a Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with Rule 6c-11 under the 1940 Act, other applicable law, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information also may be disclosed (i) to other entities that provide services to a Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC. The Adviser may also provide certain information concerning a Fund’s portfolio holdings, in a format not available to other current or prospective Fund shareholders, to Authorized Participants in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. This information may or may not reflect the pro rata composition of a Fund’s portfolio holdings.

Each Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on such Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of a Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds (or series) and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares of each fund are entitled upon liquidation to a pro rata share in the net assets of that fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. No certificates representing the ownership of shares will be issued except as the Trustees may otherwise determine from time to time. Each fund’s shares, when issued, are fully paid and non-assessable.

Each share of a fund has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate a fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, employee, investment adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that each person who is, or has been, a Trustee, officer, or employee of the Trust, or any person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

SHAREHOLDER RIGHTS

Derivative Claims of Shareholders. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders in the name of the Trust or a Fund in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. In addition, the Declaration of Trust provides that actions that are derivative in nature may not be brought directly. Prior to bringing a derivative action, a written demand must first be made on the Trustees by no less than three shareholders who are unaffiliated and unrelated to each other. Further, shareholders who collectively own shares representing 5% or more of all outstanding shares to which the action relates must join in initiating the derivative action. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If upon such consideration a majority of the Trustees who are considered independent for the purposes of considering the demand determine that such a suit should be maintained, then the appropriate officers of the Trust shall either cause the Trust to commence that suit and such suit shall proceed directly rather than derivatively or permit the complaining shareholders to proceed derivatively. If, however, a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund.

Only if required by law shall the Trust be responsible for payment of attorneys’ fees and legal expenses incurred by a shareholder bringing a derivative or direct action. If a demand is rejected, and a court determines that the derivative action was made without reasonable cause or for an improper purpose, or if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration of Trust, the shareholder(s) bringing the action will be responsible for such Fund’s costs, including attorneys’ fees.

No shareholder may bring a direct action unless the shareholder has suffered an injury distinct from that suffered by shareholders of the Trust generally.

Waiver of Right to Jury Trial. Shareholders waive their right to a jury trial for actions commenced by a shareholder (i) directly, against (a) the Trust or a Fund, (b) its Trustees or officers related to, arising out of or concerning the Trust, its business or operations, and/or (c) otherwise related to, arising out of or concerning the Trust, its business or operations or (ii) derivatively in the right or name of, or on behalf of the Trust or a Fund (“Covered Actions”).

Each of the foregoing provisions do not apply to claims under the federal securities laws.

Forum for Adjudication of Disputes. The Declaration of Trust provides that Covered Actions must be brought exclusively in the U.S. District Court for the Southern District of New York, or if such action may not be brought in that court, then such action shall be brought in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the Uniform Civil Rules for the Supreme Court, including § 202.70 thereof (each, a “Designated Court”). The Trust, its Trustees, officers, employees and Shareholders (a) waive any objection to venue in either Designated Court, and (b) waive any objection that either Designated Court is an inconvenient forum. This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that such shareholder finds favorable or convenient with respect to disputes with the Trust, the Funds, Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In placing agency brokerage, the Sub-Adviser considers the size and nature of an order, the difficulty of execution and the full range and quality of a broker-dealer’s services, including among other things:

●	Execution capability,
●	Brokerage and research services,
●	Responsiveness,
●	Level of commission rates charged,
●	Financial soundness,
●	Back office processing capabilities, and
●	Participation in client commission recapture or directed brokerage programs.

For foreign exchange and other principal trades, the Sub-Adviser considers the bid and/or offer price and also considers the factors described above, excluding brokerage and research services, commission rates, and client commission recapture programs, which factors are not applicable to principal trades.

The Sub-Adviser is not required to adhere to any rigid formulas in selecting broker-dealers, but weighs a combination of some or all of the factors noted above. The determinative factor is not the lowest possible commission cost, but whether the transaction represents the best qualitative execution for a Fund and the Sub-Adviser’s other clients. The Sub-Adviser’s traders monitor prices of full service equity trades by comparing completed equity trades to the stock’s volume-weighted average price (“VWAP”) for the trading day. Portfolio managers and research analysts assess brokers based on research services and communicate assessments to the Trading Desk. Portfolio managers and traders receive weekly and annual reports listing brokers and commissions, monitor the amount of commissions allocated among broker-dealers and seek to allocate transactions to broker-dealers who provide superior execution and research services. In addition, the Sub-Adviser uses a third party service provider to assist the firm in assessing best execution. These assessments are distributed to relevant portfolio managers, traders, and compliance staff and reviewed semi-annually at meetings of the Sub-Adviser’s Best Execution Group.

For equity agency trades, the Sub-Adviser may consider proprietary or third party brokerage and research services provided by broker-dealers as a factor in their selection. The Sub-Adviser may effect securities transactions that cause a Fund to pay an amount of commission in excess of the amount of commission another broker-dealer would have charged; provided, that the Sub-Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the broker-dealer used by the Sub-Adviser, viewed in terms of either the specific transaction or the Sub-Adviser’s overall responsibilities to the accounts, including the Funds, for which it exercises investment discretion.

To the extent research services may be a factor in selecting broker-dealers, such services may be in written form or through direct contact with individuals and may include information about securities, companies, industries, markets, economics, the valuation of investments and portfolio strategy. Research may be in the form of research reports, computer and technical market analyses, and access to research analysts, corporate management personnel and industry experts. Research services furnished by broker-dealers may be used in servicing all the Sub-Adviser’s accounts and not all such services may be used in connection with a Fund or any other particular account of the Sub-Adviser which paid commissions to the broker-dealer providing such services.

Pursuant to Commission interpretative guidance, the Sub-Adviser uses commission sharing arrangements (“CSAs”) with certain brokers. These CSA brokers execute trades and credit soft dollars to pools from which the Sub-Adviser directs payments to the CSA brokers, third-party brokers, and independent research providers based on commission targets. The use of CSAs is intended to assist the Sub-Adviser in providing credits to brokers who, in its judgment, provide the best access to analysts and management, and to independent research providers, while using reliable execution brokers which the Sub-Adviser believes will benefit the Sub-Adviser’s accounts, including the Funds.

The Funds anticipate that their brokerage transactions involving securities of issuers domiciled in countries other than the US generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the US. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the US.

Foreign equity securities may also be held by the Funds in the form of ETFs, depositary receipts including ADRs, EDRs, GDRs, and SDRs, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the US or Europe or other countries, as the case may be. ADRs and ETFs, like other securities traded in the US, will be subject to negotiated commission rates. A Fund’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in US dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain US dollars to the extent necessary to meet anticipated redemptions.

Because of different objectives or other factors, a particular security may be bought for one or more clients of the Sub-Adviser when one or more clients of the Sub-Adviser are selling the same security. Transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all, provided that [ ]. To the extent that transactions on behalf of more than one client of the Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Each Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and did not pay any brokerage commissions on portfolio transactions as of the date of this SAI.

Directed Brokerage. The Funds are new and therefore none of the Funds, the Adviser, or Sub-Adviser paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or such Sub-Adviser.

Brokerage with Fund Affiliates. Each Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are new and did not pay brokerage commissions to affiliated brokers as of the date of this SAI.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year or period. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year or period: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Funds are new and did not own equity securities of their regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Funds are new and do not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares of the Funds.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of a Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of a Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of a Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of each Fund for all purposes. Beneficial Owners of shares of the Funds are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of a Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of each Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of a Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Funds, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit,” generally in-kind for securities and a “Cash Component,” as described below, or, under certain circumstances, in cash for the value of such securities (see “Cash Purchase Method” described below). Each Fund reserves the right to utilize “custom baskets” as permitted by Rule 6c-11 under the 1940 Act, provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if a Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if a Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The NAV of each Fund’s shares is determined once each business day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

Purchase (Creation). The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The Funds will not issue fractional shares. A business day is, generally, any day on which the Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of such Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of the relevant Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for such Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the relevant Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for each Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of such Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.

Cash Purchase Method. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

All orders to purchase shares directly from a Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Custodian will notify the Distributor of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the relevant Fund or its agents by no later than the contractual settlement date (the “Settlement Date”) for such Fund, which is generally the business day after the Order Placement Date. However, each Fund reserves the right to settle transactions on a basis other than the Business Day after the Order Placement Date.

All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of the relevant Fund.

The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00   p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern   time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the business day following the day on which the purchase order is deemed received by the Distributor. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than the business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of the relevant Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under “Creation Transaction Fee” may be charged and an additional variable charge also may apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject or revoke an order for Creation Units in respect of a Fund for any reason (provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s positions thereunder) including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying net asset value of the relevant Fund, the Trust does not intend to suspend acceptance of orders for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Causeway Emerging Markets Equity ETF	$[]	[]%
Causeway International Equity ETF	$[]	[]%

Each Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. A Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate adjustments of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, a broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because a Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if such shareholder purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the applicable Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Causeway Emerging Markets Equity ETF	$[]	[]%
Causeway International Equity ETF	$[]	[]%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must generally be submitted in proper form to the Transfer Agent prior to the applicable order cut-off time, subject to a Fund’s right to require an earlier submission as indicated herein. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Tidal and determined at the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per share, the Fund’s investments are generally valued using readily available market quotations. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. A market quotation is not “readily available” if it is deemed not to be reliable. Valuations for a Fund’s investments may be obtained from an exchange, a pricing service, or a major market maker (or dealer), and based on a readily available price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Adviser may use various pricing services, or discontinue the use of any pricing service. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, generally are declared and paid [annually] by each Fund. Distributions of remaining net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of a Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Each Fund intends to make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the relevant Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. Each Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Given the investment strategies of the Funds, it is unlikely that any dividends paid by the Funds will be qualified dividends or be eligible for the corporate dividends paid deduction. Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in a Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person, who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that it is not subject to “backup withholding;” or (4) fails to provide a certified statement that it is a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the relevant Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports for a Fund will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual Certified Shareholder Report at no charge by calling [phone] or through the Funds’ website at [website].

PART C: OTHER INFORMATION

Item 28.		Exhibits
(a)	(1)	Certificate of Trust of The 2023 ETF Series Trust (the “Registrant” or the “Trust”), dated January 23, 2023, was previously filed with the Registrant’s initial registration statement on Form N-1A on June 9, 2023 and is hereby incorporated by reference.
	(2)	Declaration of Trust of the Registrant, dated as of January 23, 2023, was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is hereby incorporated by reference.
	(3)	Amended and Restated Declaration of Trust of the Registrant, dated as of September 14, 2023, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A on September 22, 2023 and is hereby incorporated by reference.
(b)	(1)	Registrant’s Bylaws, dated January 23, 2023, were previously filed with the Registrant’s initial registration statement on Form N-1A on June 9, 2023 and are hereby incorporated by reference.
	(2)	Registrant’s Amended and Restated Bylaws, dated August 15, 2023, were previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and are hereby incorporated by reference.
(c)		Not applicable.
(d)	(1)	Investment Advisory Agreement, dated August 14, 2023, between the Trust and Eagle Capital Management LLC was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is hereby incorporated by reference.
	(2)	Investment Advisory Agreement, dated August 4, 2023, between the Trust and Brandes Investment Partners, L.P. was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is hereby incorporated by reference.
	(3)	Investment Advisory Agreement, dated October 29, 2024, between the Trust and Atlas Capital Team Inc. was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is hereby incorporated by reference.
	(4)	Investment Advisory Agreement, dated December 17, 2024, between the Trust and Pacific Capital Partners Limited was previously filed with Post-Effective Amendment No. 9 to the Registrant’s registration statement on Form N-1A on June 24, 2025 and is hereby incorporated by reference.
	(5)	Investment Advisory Agreement, dated September 16, 2025, between the Trust and Pictet Asset Management Ltd. was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(6)	Investment Advisory Agreement, dated September 16, 2025, between the Trust and Pictet Asset Management SA (the “Pictet Asset Management SA Advisory Agreement”) was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(7)	Schedule A, dated as of September 16, 2025, to the Pictet Asset Management SA Advisory Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(8)	Investment Advisory Agreement, dated December 10, 2025, between the Trust and Transamerica Asset Management, Inc. was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(9)	Investment Advisory Agreement, dated December 19, 2025, between the Trust and TimesSquare Capital Management, LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(10)	Investment Advisory Agreement, dated December 22, 2025, between the Trust and Harrison Street Private Wealth LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(11)	Investment Advisory Agreement, dated [ ], between the Trust and Causeway Capital Management LLC, to be filed by amendment.
	(12)	Investment Sub-Advisory Agreement, dated December 17, 2024, between Pacific Capital Partners Limited and North of South Capital LLP was previously filed with Post-Effective Amendment No. 9 to the Registrant’s registration statement on Form N-1A on June 24, 2025 and is incorporated herein by reference.
	(13)	Investment Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Pictet Asset Management (USA) Corp. was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(14)	Investment Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Pictet Asset Management (Singapore) PTE Ltd. was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.

	(15)	Delegated Services Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(16)	Delegated Services Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management SA and Tidal Investments LLC (the “Pictet Asset Management SA Delegated Services Sub-Advisory Agreement”) was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(17)	Schedule A, dated January 30, 2026, to the Pictet Asset Management SA Delegated Services Sub-Advisory Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(18)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Aegon USA Investment Management, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(19)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Great Lakes Advisors, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(20)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(21)	Investment Sub-Advisory Agreement, dated December 19, 2025, between TimesSquare Capital Management, LLC and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(22)	Investment Sub-Advisory Agreement, dated December 22, 2025, between Harrison Street Private Wealth LLC and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(23)	Delegated Services Sub-Advisory Agreement, dated December 26, 2025, between Pacific Capital Partners Limited and Tidal Investments LLC was previously filed with Post-Effective No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and are incorporated herein by reference.
	(24)	Investment Sub-Advisory Agreement, dated [ ], between Causeway Capital Management LLC and Tidal Investments LLC, to be filed by amendment.
(e)	(1)	ETF Distribution Agreement, dated August 1, 2023, between the Trust and Foreside Fund Services, LLC (the “Distribution Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(2)	First Amendment, effective as of October 11, 2024, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, effective as of June 27, 2025, to the Distribution Agreement was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(4)	Third Amendment, effective as of November 25, 2025, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(5)	Fourth Amendment, effective as of December 18, 2025, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(6)	Fifth Amendment, effective as of [ ], to the Distribution Agreement, relating to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
	(7)	Form of Authorized Participant Agreement between the Trust and Foreside Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
(f)		Not applicable.
(g)	(1)	Custody Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Custody Agreement”) was previously filed with Post-Effective Amendment No. No. 4 to the Registrant’s registration statement on Form N-1A on October 25, 2024 and is incorporated herein by reference.
	(2)	Amendment, dated October 1, 2024, to the BNY Custody Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, dated December 2, 2025, to the BNY Custody Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.

	(4)	Third Amendment to the BNY Custody Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(5)	Global Custodial Services Agreement, dated October 9, 2024, between the Trust and Citibank, N.A. was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(6)	Custodian Agreement, dated July 23, 2025, between the Trust and Brown Brothers Harriman & Co. (“BBH”) (the “BBH Custody Agreement”) was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(7)	Amendment, dated January 27, 2026 to the BBH Custody Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(8)	Foreign Custody Manager Agreement, dated July 28, 2023, between the Trust and The Bank of New York Mellon (the “Foreign Custody Manager Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(9)	Amendment No. 2, dated December 2, 2025, to the Foreign Custody Manager Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(10)	Amendment No. 3 to the Foreign Custody Manager Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(11)	Second Amendment, dated [ ] to the BBH Custody Agreement, related to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
(h)	(1)	Fund Administration and Accounting Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Fund Administration and Accounting Agreement”) was previously filed with Post-Effective Amendment. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(2)	Amendment, dated October 1, 2024, to the BNY Fund Administration and Accounting Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, dated December 2, 2025, to the BNY Fund Administration and Accounting Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(4)	Amendment to the BNY Fund Administration and Accounting Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(5)	Administrative Agency Agreement, dated July 23, 2025, between the Trust and Brown Brothers Harriman & Co. (the “BBH Administrative Agency Agreement”) was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(6)	Amendment, dated January 27, 2026, to the BBH Administrative Agency Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(7)	Principal Trust Administrator Services Agreement, dated July 21, 2025, between the Trust and Tidal ETF Services LLC was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(8)	Transfer Agency and Service Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Transfer Agency and Service Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(9)	Amendment, dated October 1, 2024, to the BNY Transfer Agency and Service Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(10)	Second Amendment, dated December 2, 2025, to the BNY Transfer Agency and Service Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025, and is hereby incorporated by reference.
	(11)	Third Amendment to the BNY Transfer Agency and Service Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(12)	Services Agreement, dated November 5, 2024, between the Trust, Citi Fund Services Ohio, Inc. and Citibank, N.A. was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(13)	Expense Limitation Agreement, dated December 10, 2025, between the Trust and Transamerica Asset Management, Inc. was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(14)	Advisory Agreement between the Atlas America CFC and Atlas Capital Team Inc., to be filed by amendment.

	(15)	Expense Limitation Agreement, dated December 24, 2025, between the Trust and Harrison Street Private Wealth LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(16)	Fee Waiver Agreement, dated March 10, 2026, between the Trust and Eagle Capital Management, LLC was previously filed with Post-Effective No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and are incorporated herein by reference.
(i)	(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Eagle Capital Select Equity ETF, Brandes U.S. Small-Mid Cap Value ETF, Brandes U.S. Value ETF, and Brandes International ETF, was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(2)	Consent to Use of Name of Morgan, Lewis & Bockius LLP was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A on September 22, 2023 and is incorporated herein by reference.
	(3)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Atlas America Fund, was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pacific NoS Global EM Equity Active ETF, was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI-Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF, was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Transamerica Bond Active ETF and Transamerica Large Value Active ETF, was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025, and is hereby incorporated by reference.
	(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the TimesSquare Quality Mid Cap Growth ETF, TimesSquare Quality Small-Mid Cap Growth ETF, and TimesSquare Quality International Small Cap Growth ETF, was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Harrison Street Infrastructure Active ETF, was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(9)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pictet AI Enhanced US Equity ETF, was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(10)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm, Not applicable.
(k)		Not applicable.
(l)		Subscription Agreement, dated August 1, 2023, between the Trust and RHBP Family, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
(m)		Plan of Distribution Pursuant to Rule 12b-1, as revised July 21, 2023, and current Schedule A thereto, was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(1)	Code of Ethics for the Trust was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(2)	Code of Ethics for Eagle Capital Management LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(3)	Code of Ethics for Brandes Investment Partners, L.P. was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(4)	Code of Ethics for Atlas Capital Team Inc. was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(5)	Code of Ethics for Pacific Capital Partners Limited was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.

	(6)	Code of Ethics for North of South Capital LLP was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(7)	Code of Ethics for Pictet Asset Management was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(8)	Code of Ethics for Tidal Investments LLC was previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(9)	Code of Ethics for Aegon USA Investment Management, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(10)	Code of Ethics for Great Lakes Advisors, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(11)	Code of Ethics for Transamerica Asset Management, Inc. was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(12)	Code of Ethics for TimesSquare Capital Management, LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(13)	Code of Ethics for Harrison Street Private Wealth LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(14)	Code of Ethics for Causeway Capital Management LLC, to be filed by amendment.
(q)	(1)	Powers of Attorney for Messrs. Howard and Lydon and Mses. Binstock and Needham were previously filed with Post-Effective No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and are incorporated herein by reference.
	(2)	Power of Attorney, dated April 22, 2026, for Mr. Sachs, previously filed with Post-Effective No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and are incorporated herein by reference.

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or under Common Control with the Fund

As of the date of this registration statement, the Atlas America Fund (the “Parent Fund”) owned 100% of its subsidiary, an exempted company organized under Cayman Islands law (the “Subsidiary”). The Subsidiary’s financial information is reported on a consolidated basis with that of the Parent Fund.

Item 30.	Indemnification

Article IX of the Registrant’s Amended and Restated Declaration of Trust states:

Section 9.2. Limitation of Liability of Trustees and Others. (a) Extent of Duties. No Trustee, officer, or employee of the Trust shall owe any duty, or have any related liability, to any Person whatsoever (including without limitation any Shareholder) other than to the Trust or any Series, and this Declaration of Trust eliminates any such duty arising at law (common or statutory) or in equity and any related liability, to the extent that such duty or liability may be so eliminated.

(b) No Liability to Third Parties. No person who is or has been a Trustee, officer, or employee of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or any Series, in connection with the affairs of the Trust; and all Persons shall look solely to the Trust Property or Property of a Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust or such Series.

Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

All Persons extending credit to, contracting with or having any claim against the Trust or a Series shall look only to the assets of the Trust Property or the Trust Property of such Series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

(c) Limitation of Liability to Trust and Series. No person who is or has been a Trustee, officer or employee of the Trust shall be liable to the Trust or to any Series for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

(d) No Liability for Acts of Others. Without limiting the foregoing limitations of liability contained in this Section 9.2, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisers

Each of the investment advisers and sub-advisers listed below is duly registered under the Investment Advisers Act of 1940, unless otherwise noted, and serves in the capacity indicated with respect to the applicable Funds. Information concerning the business, profession, vocation or employment of a substantial nature of each firm and its officers is set forth in the applicable Statement of Additional Information and/or in the firm’s Form ADV filed with the Securities and Exchange Commission.

Adviser / Sub-Adviser	Location	Role	Funds Advised / Sub-Advised	Form ADV File No.
Atlas Capital Team Inc.	6 East 1st Street Suite 5A New York, NY 10003	Investment Adviser	Atlas America Fund	801-130378
Brandes Investment Partners, L.P.	4275 Executive Square 5th Floor La Jolla, CA 92037	Investment Adviser	Brandes U.S. Small-Mid Cap Value ETF Brandes International ETF Brandes U.S. Value ETF	801-24896
Eagle Capital Management LLC	499 Park Avenue New York, NY 10022	Investment Adviser	Eagle Capital Select Equity ETF	801-48883
North of South Capital LLP	16 Kinnerton Place South, London SW1X 8EH, UK	Sub-Adviser	Pacific NoS Global EM Equity Active ETF	801-116992
Pacific Capital Partners Ltd.	74 Wigmore Street, London W1U 2SQ, UK	Investment Adviser	Pacific NoS Global EM Equity Active ETF	801-121528
Pictet Asset Management SA	60 Route Des Acacias, Geneva, Switzerland	Investment Adviser	Pictet Cleaner Planet ETF Pictet AI Enhanced International Equity ETF Pictet AI & Automation ETF Pictet AI Enhanced US Equity ETF	801-66760
Pictet Asset Management Ltd.	Moor House, 120 London Wall, London, UK	Investment Adviser	Pictet Emerging Markets Rising Economies ETF Pictet Emerging Markets Debt ETF	801-15143

Adviser / Sub-Adviser	Location	Role	Funds Advised / Sub-Advised	Form ADV File No.
Pictet Asset Management (USA) Corp.	712 5th Avenue 25th Floor, New York, NY 10018	Sub-Adviser	Pictet Emerging Markets Debt ETF	801-120136
Pictet Asset Management (Singapore) PTE Ltd.	10 Marina Blvd #22-01, Tower 2, Marina Bay Financial Centre, Singapore 018983	Sub-Adviser	Pictet Emerging Markets Debt ETF	801-77703
Tidal Investments LLC	234 W Florida Street Suite 700 Milwaukee, WI 53204	Investment Adviser

Pictet AI & Automation ETF

Pictet Cleaner Planet ETF

Pictet AI Enhanced International Equity ETF

Pictet Emerging Markets Rising Economies ETF

Pictet Emerging Markets Debt ETF

Pictet AI Enhanced US Equity ETF

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

801-76857
Transamerica Asset Management, Inc.	1801 California Street Suite 5200 Denver, CO 80202	Investment Adviser	Transamerica Bond Active ETF Transamerica Large Value Active ETF	801-53319
Aegon USA Investment Management, LLC	6300 C Street, SW Cedar Rapids, Iowa 52499	Sub-Adviser	Transamerica Bond Active ETF	801-60667
Great Lakes Advisors, LLC	231 South LaSalle Street 4th Floor Chicago, Illinois 60604	Sub-Adviser	Transamerica Large Value Active ETF	801-16937
TimesSquare Capital Management, LLC	75 Rockefeller Plaza 30th Floor New York, New York 10019	Investment Adviser	TimesSquare Quality Mid Cap Growth ETF, TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF	801-63492
Harrison Street Private Wealth LLC	5050 S. Syracuse Street Suite 1100 Denver, Colorado 80237	Investment Adviser	Harrison Street Infrastructure Active ETF	801-72298
Causeway Capital Management LLC	11111 Santa Monica Blvd., 15th Floor Los Angeles, CA 90025	Sub-Adviser	Causeway Emerging Markets Equity ETF and Causeway International Equity ETF	801-[ ]

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.	Davis Fundamental ETF Trust
51.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Defiance Retail Kings ETF, Series of ETF Series Solutions
56.	Denali Structured Return Strategy Fund
57.	Dodge & Cox Funds
58.	DoubleLine ETF Trust
59.	DoubleLine Income Solutions Fund
60.	DoubleLine Opportunistic Credit Fund
61.	DoubleLine Yield Opportunities Fund
62.	DriveWealth ETF Trust
63.	EIP Investment Trust
64.	Ellington Income Opportunities Fund
65.	ETF Opportunities Trust

66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FIS Trust
69.	FlexShares Trust
70.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
71.	Forum Funds
72.	Forum Funds II
73.	Forum Real Estate Income Fund
74.	GMO ETF Trust
75.	GoldenTree Opportunistic Credit Fund
76.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
77.	Grayscale Funds Trust
78.	Guinness Atkinson Funds
79.	Harbor ETF Trust
80.	Harris Oakmark ETF Trust
81.	Hawaiian Tax-Free Trust
82.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
87.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
89.	Innovator ETFs Trust
90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.	John Hancock Exchange-Traded Fund Trust
94.	Kurv ETF Trust
95.	Lazard Active ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Lone Peak Value Fund, Series of World Funds Trust
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.	Manor Investment Funds
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC

124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2x Long Ether Daily Target ETF
185.	U.S. Global Investors Funds
186.	Union Street Partners Value Fund, Series of World Funds Trust
187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust
194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Trust
199.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Vice President Vice President	None None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Atlas Capital Team Inc.
6 East 1st Street, Suite 5A
New York, New York 10003

Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, California 92037

Eagle Capital Management LLC
65 East 55th Street, 26th Floor
New York, New York 10022

North of South Capital LLP
16 Kinnerton Place South
London SW1X 8EH
United Kingdom

Pacific Capital Partners Limited
74 Wigmore Street
London, W1U 2SQ
United Kingdom

Pictet Asset Management SA
60 Route des Acacias
Geneva, Switzerland

Pictet Asset Management Ltd.
Moor House, 120 London Wall
London, United Kingdom EC2Y

Pictet Asset Management (USA) Corp.
712 5th Avenue, 25th Floor
New York, New York 10019

Pictet Asset Management (Singapore) PTE Ltd.
10 Marina Boulevard #22-01 Tower 2, Marina Bay Financial Centre
Singapore 018983

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Tidal Investments LLC
234 W. Florida Street, Suite 700
Milwaukee, Wisconsin 53204

Tidal ETF Services LLC
234 W. Florida Street, Suite 700
Milwaukee, Wisconsin 53204

Transamerica Asset Management, Inc.
1801 California Street
Denver, Colorado 80202

Aegon USA Investment Management, LLC
6300 C Street, SW
Cedar Rapids, Iowa 52499

Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

TimesSquare Capital Management, LLC
75 Rockefeller Plaza, 30th Floor
New York, New York, 10019

Harrison Street Private Wealth LLC
5050 S. Syracuse Street, Suite 1100,
Denver Colorado 80237

Causeway Capital Management LLC

11111 Santa Monica Blvd., 15th Floor

Los Angeles, CA 90025

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 17, 2026.

The 2023 ETF Series Trust

By:	/s/ Eric Falkeis
Eric Falkeis President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Howard*	Chair and Member of the Board of Trustees	September 17, 2026
Robert Howard

/s/ Joan Binstock*	Member of the Board of Trustees	September 17, 2026
Joan Binstock

/s/ Thomas F. Lydon, Jr.*	Member of the Board of Trustees	September 17, 2026
Thomas F. Lydon, Jr.

/s/ Ellen Needham*	Member of the Board of Trustees	September 17, 2026
Ellen Needham

/s/ Steve Sachs*	Member of the Board of Trustees	September 17, 2026
Steve Sachs

/s/ Eric Falkeis	President (Principal Executive Officer)	September 17, 2026
Eric Falkeis

/s/ Aaron Perkovich	Treasurer (Principal Financial and Accounting Officer)	September 17, 2026
Aaron Perkovich

/s/ Eric Falkeis

*	Eric Falkeis, Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Exhibit (q)(1) and Exhibit (q)(2).